INCOME TAXES Narrative (Details) In Thousands, unless otherwise specified						12 Months Ended													12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Capital loss carry-forwards [Member] USD ($)	Dec. 31, 2013 Capital loss carry-forwards [Member] Air Card Business [Member] USD ($)	Dec. 31, 2013 R&D tax credit [Member] Air Card Business [Member] USD ($)	Dec. 31, 2013 R&D tax credit [Member] France [Member] USD ($)	Dec. 31, 2013 Investment tax credits [Member] Air Card Business [Member] USD ($)	Dec. 31, 2013 Investment tax credits [Member] Canadian [Member] USD ($)	Dec. 31, 2013 Investment tax credits [Member] Provincial [Member] USD ($)	Dec. 31, 2013 Investment tax credits - windfall portion [Member] Canadian [Member] USD ($)	Dec. 31, 2013 Investment tax credits - windfall portion [Member] Provincial [Member] USD ($)	Dec. 31, 2013 U.S. subsidiary [Member] R&D tax credit [Member] U.S. [Member] USD ($)	Dec. 31, 2012 U.S. subsidiary [Member] R&D tax credit [Member] California [Member] Air Card Business [Member] USD ($)	Dec. 31, 2013 Hong Kong [Member] Foreign subsidiaries [Member] USD ($)	Dec. 31, 2013 U.S. [Member] Air Card Business [Member] USD ($)	Dec. 31, 2013 U.S. [Member] Foreign subsidiaries [Member] USD ($)	Dec. 31, 2013 Korea [Member] Foreign subsidiaries [Member] USD ($)	Dec. 31, 2013 Luxembourg [Member] Foreign subsidiaries [Member] USD ($)	Dec. 31, 2013 France [Member] Foreign subsidiaries [Member] EUR (€)	Dec. 31, 2013 France [Member] Foreign subsidiaries [Member] USD ($)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Capital loss carry-forward
Valuation allowance	$ 116,880	$ 94,880
Capital loss carry-forwards			11,287	44
Scientific research and development expense expected to be utilized					20,946
Tax credit carried forward						10,544	4,310	22,352	9,984	216	147	6,445	2,439
Tax Credit Carryforward, Expiration Date																					Jan. 01, 2014	Jan. 01, 2033
Net operating loss carry-forwards														79	4,401	10,363	233	448		210,912
Operating Loss Carryforwards, Expiration Date																					Jan. 01, 2020	Dec. 31, 2032
Base amount limitation of net operating loss deduction																			1,000
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)																			50.00%
Amount of taxable income over which the percentage limitation is applied																			€ 1,000
Period after which unused tax credit may be refunded by the tax authorities						3 years